ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	2020	2019
Accounts receivable before allowance for doubtful accounts	$3,728	$22,052
Allowance for doubtful accounts	(169)	(188)
Accounts receivable	$3,559	$21,864